Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES	NOTE 3:- PREPAID EXPENSES AND OTHER RECEIVABLES
	December 31,
	2023	2024

Government authorities	$325	$315
Prepaid expenses	472	1,042
Other receivables	19	17

	$816	$1,374